GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amounts of Goodwill by Reportable Segment

The changes in the carrying amounts of goodwill by reportable segment were as follows (in thousands):

Cemetery Operations
December 31, 2017	$24,862
Activity	—

December 31, 2018	24,862
Impairment of goodwill	(24,862)

December 31, 2019	$—

Components of Intangible Assets

The following table reflects the components of intangible assets at December 31, 2019 and 2018 (in thousands):

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Lease and management agreements	$59,758	$(5,561)	$54,197	$59,758	$(4,565)	$55,193
Underlying contract value	2,593	(681)	1,912	6,239	(1,482)	4,757
Non-compete agreements	406	(341)	65	2,853	(2,603)	250
Other intangible assets	269	(197)	72	1,577	(356)	1,221

Total intangible assets	$63,026	$(6,780)	$56,246	$70,427	$(9,006)	$61,421

Estimated Amortization Expense Related to Intangible Assets with Finite Lives

The following is estimated amortization expense related to intangible assets with finite lives for the fiscal years noted below (in thousands):

2020	$1,142
2021	$1,077
2022	$1,074
2023	$1,071
2024	$1,071